Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	894,762,823
Maximum Aggregate Offering Price	$ 30,597,445,806.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,225,507.27
Rule 457(f)	true
Amount of Securities Received | shares	894,762,823
Value of Securities Received	$ 30,597,445,806.21
Fee Note MAOP	$ 30,597,445,806.21
Offering Note
(1)
The number of shares of common stock, par value $0.01 per share, of
Mountain
Holding, Inc. (“
New Equitable
” and such common stock, the “
New Equitable Common Stock
”) being registered is based upon an estimate of (A) (x) the maximum number of shares of common stock, par value $0.01 per share, of Corebridge Financial, Inc. (the “
Corebridge Common Stock
”) outstanding as of May 1, 2026, to be converted in the Corebridge Merger (as defined in the joint proxy/prospectus accompanying this exhibit) (456,733,121), multiplied by
(y) the exchange ratio of 1.000 shares of New Equitable Common Stock for each share of Corebridge Common Stock (456,733,121) plus (B) (x) the maximum number of shares of common stock, par value $0.01 per share, of Equitable Holdings, Inc. (“
Equitable
” and such common stock, the “
Equitable Common Stock
”) outstanding as of May 1, 2026, to be converted in the Equitable Merger (as defined in the joint proxy/prospectus accompanying this exhibit) (281,662,145), multiplied by
(y) the exchange ratio of 1.55516 shares of New Equitable Common Stock for each share of Equitable Common Stock (438,029,702).

(2)
Calculated in accordance with Rules 457(c) and 457(f)(1) promulgated under the Securities Act. The aggregate offering price is (A) (x) the average of the high and low prices of Corebridge Common Stock as reported on the New York Stock Exchange (“
NYSE
”) on April 29, 2026 ($26.99)
multiplied by
(y) the maximum number of shares of Corebridge Common Stock to be converted in the Mergers (as defined in the joint proxy/prospectus accompanying this exhibit) (456,733,121) ($12,327,226,935.79) plus (B) (x) the average of the high and low prices of Equitable Common Stock as reported on the NYSE on April 29, 2026 ($41.71)
multiplied by
(y) the maximum number of shares of Equitable Common Stock to be converted in the Mergers (438,029,702) ($18,270,218,870.42).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares, each representing a 1/1000th interest in a share of Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series 1-A, par value $1.00 per share
Amount Registered | shares	33,350,000
Maximum Aggregate Offering Price	$ 659,996,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 91,145.52
Rule 457(f)	true
Amount of Securities Received | shares	33,350,000
Value of Securities Received, Per Share	19.79
Value of Securities Received	$ 659,996,500
Fee Note MAOP	$ 659,996,500
Offering Note
(3)
Represents the estimated maximum number of depositary shares, each representing
a 1/1000th interest in a share of Fixed-Rate
Non-Cumulative
Perpetual Preferred Stock, Series
1-A,
par value $1.00 per share, of New Equitable (the “
New Equitable Series
1-A
Preferred Stock
”) estimated to be issuable to holders of record of the depositary shares, each representing a 1/1000 th
interest in a share of Fixed-Rate
Non-Cumulative
Perpetual Preferred Stock, Series A, par value $1.00, of Equitable (the “
Equitable Series A Preferred Stock
”), pursuant to the Mergers. This number is based on the number of shares of Equitable Series A Preferred Stock outstanding as of May 1, 2026, and the conversion of each such share into a share of New Equitable Series
1-A
Preferred Stock, pursuant to the Mergers.

(4)
Calculated in accordance with Rules 457(c) and 457(f)(1) promulgated under the Securities Act. The aggregate offering price is (A) the average of the high and low prices of the depositary shares, each representing 1/1000 th
of a share of Equitable Series A Preferred Stock, as reported on the NYSE on April 30, 2026 ($19.79)
multiplied by
(B) the maximum number of depositary shares, each representing a 1/1000 th
interest in a share of Equitable Series A Preferred Stock to be converted pursuant to the Mergers (33,350,000)

($659,996,500.00).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Fixed-Rate Non-Cumulative Perpetual Depositary Shares, each representing a 1/1000th interest in a share of Preferred Stock, Series 1-C, par value $1.00 per share
Amount Registered | shares	12,000,000
Maximum Aggregate Offering Price	$ 195,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,929.5
Rule 457(f)	true
Amount of Securities Received | shares	12,000,000
Value of Securities Received, Per Share	16.25
Value of Securities Received	$ 195,000,000
Fee Note MAOP	$ 195,000,000
Offering Note
(5)
Represents the estimated maximum number of depositary shares, each representing a 1/
1000th
interest in a share of Fixed-Rate
Non-Cumulative
Perpetual Preferred Stock, Series
1-C,
par value $1.00 per share, of New Equitable (the “
New Equitable Series
1-C
Preferred Stock
”) estimated to be issuable to holders of record of the depositary shares, each representing a 1/1000 th
interest in a share of Fixed-Rate
Non-Cumulative
Perpetual Preferred Stock, Series C, par value $1.00, of Equitable (the “
Equitable Series C Preferred Stock
”), pursuant to the Mergers. This number is based on the number of shares of Equitable Series C Preferred Stock outstanding as of May 1, 2026, and the conversion of each such share into a share of New Equitable Series
1-C
Preferred Stock, pursuant to the Mergers.

(6)
Calculated in accordance with Rules 457(c) and 457(f)(1) promulgated under the Securities Act. The aggregate offering price is (A) the average of the high and low prices of the depositary shares, each representing 1/1000 th
of a share of Equitable Series C Preferred Stock, as reported on the NYSE on May 1, 2026 ($16.25)
multiplied by
(B) the maximum number of depositary shares, each representing a 1/1000 th
interest in a share of Equitable Series C Preferred Stock to be converted pursuant to the Mergers (12,000,000)

($195,000,000.00).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	6.875% Fixed-Rate-Reset Non-Cumulative Perpetual Preferred Stock, Series 2, par value $1.00 per share
Amount Registered | shares	500,000
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Rule 457(f)	true
Amount of Securities Received | shares	500,000
Value of Securities Received, Per Share	1,000
Value of Securities Received	$ 500,000,000
Fee Note MAOP	$ 500,000,000
Offering Note
(7)
Represents the estimated maximum number of shares of 6.875% Fixed-Rate-Reset
Non-Cumulative
Perpetual Preferred Stock, Series 2, par value $1.00 per share, of New Equitable (the “
New Equitable Series 2 Preferred Stock
”) estimated to be issuable to holders of record of 6.875% Fixed-Rate-Reset
Non-Cumulative
Perpetual Preferred Stock, Series A, par value $1.00 per share, of Corebridge (the “
Corebridge Series A Preferred Stock
”), in the Mergers. This number is based on the number of shares of Corebridge Series A Preferred Stock outstanding as of May 1, 2026, and the conversion of each such share into a share of New Equitable Series 2 Preferred Stock, pursuant to the Mergers.

(8)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act. The aggregate offering price ($500,000,000.00) is (x) the book value per share of the Corebridge Series A Preferred Stock as of May 1, 2026 ($1,000)
multiplied by
(y) the maximum number of shares of Corebridge Preferred Stock expected to be converted pursuant to the Mergers (500,000)

($500,000,000).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series 1-A, par value $1.00 per share
Amount Registered | shares	33,350
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(9)	No separate registration fee is payable in respect of the New Equitable Series 1-A Preferred Stock.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series 1-C, par value $1.00 per share
Amount Registered | shares	12,000
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(10)	No separate registration fee is payable in respect of the New Equitable Series 1-C Preferred Stock.